Dec. 29, 2017
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK®
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK®
American Funds Tax-Exempt Fund of New York® Prospectus Supplement January 1, 2018 (for prospectus dated October 1, 2017)

1. The fourth paragraph under the heading “Principal investment strategies” in the “American Funds Tax-Exempt Fund of New York” section is amended in its entirety to read as follows:

The fund's assets are managed by a team of portfolio managers. Under this approach, the fund's portfolio managers will work together to oversee the fund's entire portfolio.

Keep this supplement with your prospectus.